Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:	$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%	September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%	June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%	February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%	March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%	March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%	March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%	January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$384,628,733.17	0.9179683	$356,042,120.84	0.8497425	$28,586,612.33
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$589,958,733.17	0.4593514	$561,372,120.84	0.4370934	$28,586,612.33

Weighted Avg. Coupon (WAC)	3.43%		3.42%
Weighted Avg. Remaining Maturity (WARM)	39.47		38.54
Pool Receivables Balance	$629,673,420.77		$600,040,770.60
Remaining Number of Receivables	50,005		48,893

Adjusted Pool Balance	$609,369,177.97		$580,782,565.64

III. COLLECTIONS

Principal:
Principal Collections	$28,855,196.57
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$521,911.28
Total Principal Collections	$29,377,107.85

Interest:
Interest Collections	$1,779,685.88
Late Fees & Other Charges	$47,071.76
Interest on Repurchase Principal	$-
Total Interest Collections	$1,826,757.64

Collection Account Interest	$1,374.83
Reserve Account Interest	$149.43
Servicer Advances	$-

Total Collections	$31,205,389.75

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$31,205,389.75
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$31,205,389.75

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$524,727.85		$524,727.85	$524,727.85
Collection Account Interest					$1,374.83
Late Fees & Other Charges					$47,071.76
Total due to Servicer					$573,174.44

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$323,729.18		$323,729.18
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$476,959.60		$476,959.60	$476,959.60

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$29,968,978.63

9. Regular Principal Distribution Amount:					$28,586,612.33

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$28,586,612.33
Class A-4 Notes		$-
Class A Notes Total:	$28,586,612.33	$28,586,612.33
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$28,586,612.33	$28,586,612.33

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			1,382,366.30

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$20,304,242.80
Beginning Period Amount	$20,304,242.80
Current Period Amortization	$1,046,037.84
Ending Period Required Amount	$19,258,204.96
Ending Period Amount	$19,258,204.96
Next Distribution Date Required Amount	$18,241,803.12

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.19%	3.34%	3.34%

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.66%	48,238	98.22%	$589,345,566.00
30 - 60 Days	1.03%	505	1.40%	$8,380,730.18
61 - 90 Days	0.25%	120	0.32%	$1,905,584.10
91 + Days	0.06%	30	0.07%	$408,890.32
		48,893		$600,040,770.60
Total
Delinquent Receivables 61 + days past due	0.31%	150	0.39%	$2,314,474.42
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	133	0.35%	$2,189,176.02
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.23%	118	0.31%	$2,023,269.94
Three-Month Average Delinquency Ratio	0.27%		0.35%

Repossession in Current Period		46		$783,766.69
Repossession Inventory		92		$524,739.18

Charge-Offs
Gross Principal of Charge-Off for Current Period				$777,453.60
Recoveries				$(521,911.28)
Net Charge-offs for Current Period				$255,542.32

Beginning Pool Balance for Current Period				$629,673,420.77

Net Loss Ratio				0.49%
Net Loss Ratio for 1st Preceding Collection Period				0.28%
Net Loss Ratio for 2nd Preceding Collection Period				0.40%
Three-Month Average Net Loss Ratio for Current Period				0.39%

Cumulative Net Losses for All Periods				$9,757,263.14
Cumulative Net Losses as a % of Initial Pool Balance				0.73%

Principal Balance of Extensions				$2,024,336.51
Number of Extensions				115